Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 391	€ 375
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	181	168
The Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	97	97
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	57	54
International [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	23	26
Asset management [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 33	€ 31